Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Gross		$ 47,755	$ 52,104
Less: Accumulated depreciation and amortization		(29,076)	(27,329)
Property Plant and Equipment Net	$ 18,084	18,679	24,775
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Gross		$ 14,099	14,082
Leasehold improvements [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		1 year
Leasehold improvements [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		15 years
Machinery, equipment and computer software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Gross		$ 28,719	32,778
Machinery, equipment and computer software [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		1 year
Machinery, equipment and computer software [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		15 years
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Gross		$ 4,937	$ 5,244
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property Plant and Equipment Useful Life		5 years